Cash and cash equivalents and short term investments - Short Term Investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalent held by group Employee Benefit Trust	€ 10
Short-term investments	150	€ 568
Interest received	74	58	€ 25
Papua New Guinean kina
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Restricted cash and cash equivalents	36	42
Short-term investments	€ 18	€ 33